CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 12,490	$ 9,187
Restricted cash	620	652
Short-term bank deposits	122,956	34,040
Other accounts receivable and prepaid expenses	1,088	1,121
Total current assets	137,154	45,000
NON-CURRENT ASSETS:
Long-term prepaid expenses	1,219	693
Severance pay fund	2,513	2,485
Operating lease right to use asset	3,012	3,247
Property and equipment, net	2,022	2,338
Total non-current assets	8,766	8,763
Total assets	145,920	53,763
CURRENT LIABILITIES:
Trade payables	1,111	1,088
Short-term deferred participation in R&D expenses	750	774
Current maturity of operating lease liability	519	600
Other accounts payable and accrued expenses	5,682	4,357
Total current liabilities	8,062	6,819
NON- CURRENT LIABILITIES:
Long-term deferred participation in R&D expenses	2,421	2,691
Long term operating lease liability	2,788	2,978
Accrued severance pay	3,182	2,954
Total non-current liabilities	8,391	8,623
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 5)
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: 200,000,000 shares authorized at June 30, 2020 and December 31, 2019; 82,694,209 and 67,922,836 shares issued and outstanding at June 30, 2020 and December 31, 2019, respectively	227	187
Additional paid-in capital	500,792	396,312
Accumulated deficit	(371,552)	(358,178)
Total shareholders' equity	129,467	38,321
Total liabilities and shareholders' equity	$ 145,920	$ 53,763